UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 11.30/2016

Date of reporting period: 08/31/2016

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 100.61%	Shares	Fair Value

Equity Funds - 100.61%
iShares Russell 2000 ETF (a)	20,200	$2,489,044

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,104,355)		2,489,044

OPTIONS PURCHASED (Cost $6,500) - 0.13% (b)		3,190

SHORT-TERM INVESTMENTS - 5.14%
Federated Government Obligations Fund - Institutional Class, 0.24% (c)	127,183	127,183
TOTAL SHORT-TERM INVESTMENTS (Cost $127,183)		127,183

TOTAL INVESTMENTS (Cost $2,238,038) – 105.88%		$2,619,417

OPTIONS WRITTEN (Proceeds $272,094) - (13.08%) (d)		(323,636)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.20%		178,192

NET ASSETS - 100%		$2,473,973

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
August 31, 2016 (Unaudited)

OPTIONS PURCHASED - 0.13%

PUT OPTIONS PURCHASED - 0.13%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,850.00	9/16/2016	22	$550
CBOE S&P 500 Index	$1,750.00	10/21/2016	22	2,640
TOTAL PUT OPTIONS PURCHASED (Cost $6,500)				$3,190

TOTAL OPTIONS PURCHASED (Cost $6,500)				$3,190

[1]	Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - (13.08)%

CALL OPTIONS WRITTEN - (7.19)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,250.00	12/15/2017	3	$30,900
iShares Russell 2000 ETF	$130.00	1/19/2018	212	146,916
TOTAL CALL OPTIONS WRITTEN (Proceeds $132,135)				$177,816

PUT OPTIONS WRITTEN - (5.89)%
SPDR S&P 500 ETF Trust	$180.00	9/15/2017	40	$23,600
SPDR S&P 500 ETF Trust	$185.00	9/15/2017	180	122,220
TOTAL PUT OPTIONS WRITTEN (Proceeds $139,959)				$145,820

TOTAL OPTIONS WRITTEN (Proceeds $272,094)				$323,636

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 93.92%	Shares	Fair Value

Equity Funds - 93.92%
iShares MSCI EAFE ETF (a)	36,100	2,106,435
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	2,800	116,172
WisdomTree International SmallCap Dividend Fund (a)	1,900	113,582
		2,336,189

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,198,137)		2,336,189

OPTIONS PURCHASED (Cost $6,500) - 0.13% (b)		3,190
SHORT-TERM INVESTMENTS - 8.26%
Federated Government Obligations Fund - Institutional Class, 0.24% (c)	205,345	205,345
TOTAL SHORT-TERM INVESTMENTS (Cost $205,345)		205,345

TOTAL INVESTMENTS (Cost $2,409,982) – 102.31%		$2,544,724

OPTIONS WRITTEN (Proceeds $201,216) - (8.12%) (d)		(201,867)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.81%		144,508

NET ASSETS - 100%		$2,487,365

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
August 31, 2016 (Unaudited)

OPTIONS PURCHASED - 0.13%

PUT OPTIONS PURCHASED - 0.13%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,850.00	9/16/2016	22	$550
CBOE S&P 500 Index	$1,750.00	10/21/2016	22	2,640
TOTAL PUT OPTIONS PURCHASED (Cost $6,500)				$3,190

TOTAL OPTIONS PURCHASED (Cost $6,500)				$3,190

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - (8.12)%

CALL OPTIONS WRITTEN - (2.26)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,250.00	12/15/2017	3	$30,900
iShares MSCI EAFE ETF	$70.00	1/19/2018	266	11,704
iShares MSCI EAFE ETF	$65.00	1/19/2018	95	13,443
TOTAL CALL OPTIONS WRITTEN (Proceeds $61,197)				$56,047

PUT OPTIONS WRITTEN - (5.86)%
SPDR S&P 500 ETF Trust	$180.00	9/15/2017	40	$23,600
SPDR S&P 500 ETF Trust	$185.00	9/15/2017	180	122,220
TOTAL PUT OPTIONS WRITTEN (Proceeds $140,019)				$145,820

TOTAL OPTIONS WRITTEN (Proceeds $201,216)				$201,867

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 89.44%	Shares	Fair Value

Debt Funds - 89.44%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	71,200	$6,173,752

TOTAL EXCHANGE-TRADED FUNDS (Cost $5.884,679)		6,173,752

CLOSED END FUNDS- 10.84%

Closed End Funds - 10.84%
Alpine Total Dynamic Dividend Fund (a)	45,600	353,400
Deutsche Global High Income Fund, Inc. (a)	39,500	338,120
Virtus Total Return Fund (a)	12,400	57,040
		748,560

TOTAL CLOSED END FUNDS (Cost $713,337)		748,560

OPTIONS PURCHASED (Cost $8,784) - 0.07% (b)		4,640

SHORT-TERM INVESTMENTS - 0.98%
Federated Government Obligations Fund - Institutional Class, 0.24% (c)	67,553	67,553
TOTAL SHORT-TERM INVESTMENTS (Cost $67,553)		67,553

TOTAL INVESTMENTS (Cost $6,674,353) – 101.33%		$6,994,505

OPTIONS WRITTEN (Proceeds $407,947) - (6.26%) (c)		(432,109)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.93%		340,002

NET ASSETS - 100%		$6,902,398

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(C)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
August 31, 2016 (Unaudited)

OPTIONS PURCHASED - 0.07%

PUT OPTIONS PURCHASED - 0.07%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,850.00	9/16/2016	32	$800
CBOE S&P 500 Index	$1,750.00	10/21/2016	32	3,840
TOTAL PUT OPTIONS PURCHASED (Cost $8,784)				4,640

TOTAL OPTIONS PURCHASED (Cost $8,784)				$4,640

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - (6.26)%

CALL OPTIONS WRITTEN - (2.58)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,250.00	12/15/2017	3	$30,900
iShares iBoxx High Yield Corporate Bond ETF	$88.00	1/19/2018	140	15,260
iShares iBoxx High Yield Corporate Bond ETF	$84.00	1/19/2018	162	52,488
iShares iBoxx High Yield Corporate Bond ETF	$86.00	1/19/2018	410	79,335
TOTAL CALL OPTIONS WRITTEN (Proceeds $119,138)				177,983

PUT OPTIONS WRITTEN - (3.68)%
iShares iBoxx High Yield Corporate Bond ETF	$78.00	1/19/2018	123	40,406
SPDR S&P 500 ETF Trust	$180.00	9/15/2017	40	23,600
SPDR S&P 500 ETF Trust	$185.00	9/15/2017	280	190,120
TOTAL PUT OPTIONS WRITTEN (Proceeds $288,809)				254,126

TOTAL OPTIONS WRITTEN (Proceeds $407,947)				$432,109

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2016.

WP Smaller Companies Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$2,489,044	$-	$2,489,044
Put Options Purchased	3,190	-	3,190
Money Market Funds	127,183	-	127,183
Total Assets	$2,619,417	$-	$2,619,417

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$177,816	$-	$177,816
Put Options Written	145,820	-	145,820
Total Liabilities	$323,636	$-	$323,636

WP International Companies Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$2,336,189	$-	$2,336,189
Put Options Purchased	3,190	-	3,190
Money Market Funds	205,345	-	205,345
Total Assets	$2,544,724	$-	$2,544,724

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$56,047	$-	$56,047
Put Options Written	145,820	-	145,820
Total Liabilities	$201,867	$-	$201,867

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
August 31, 2016 (Unaudited)

WP Income Plus Fund
Financial Instruments – Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Closed-End Funds (2)	$748,560	$-	$748,560
Exchange-Traded Funds (2)	6,173,752	-	6,173,752
Put Options Purchased	4,640	-	4,640
Money Market Funds	67,553	-	67,553
Total Assets	$6,994,505	$-	$6,994,505

Derivative Instruments – Liabilities		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$177,983	$-	$177,983
Put Options Written	254,126	-	254,126
Total Liabilities	$432,109	$-	$432,109

(1)
As of and during the period since inception from December 16, 2015 through August 31, 2016 for the WP Income Plus Fund and from January 4, 2016 through August 31, 2016 for the WP Smaller Companies Income Plus Fund and WP International Companies Income Plus Fund, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the periods since inception from December 16, 2015 through August 31, 2016 for the WP Income Plus Fund and from January 4, 2016 through August 31, 2016 for the WP Smaller Companies Income Plus Fund and WP International Companies Income Plus Fund. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from December 16, 2015 through August 31, 2016 for the WP Income Plus Fund and from January 4, 2016 through August 31, 2016 for the WP Smaller Companies Income Plus Fund and WP International Companies Income Plus Fund, no securities were fair valued.

Options – The Funds’ option strategies consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invests in addition to the Funds’ direct fees and expenses.

Derivative Transactions

As of August 31, 2016, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$2,489,246
WP International Companies Income Plus Fund	2,336,189
WP Income Plus Fund	6,920,810

Transactions in options written during the period since inception from December 16, 2015 through August 31, 2016 for the WP Income Plus Fund and from January 4, 2016 through August 31, 2016 for the WP Smaller Companies Income Plus Fund and WP International Companies Income Plus Fund were as follows:

WP Smaller Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	493	393,943
Options covered	(250)	(239,576)
Options exercised	-	-
Options expired	(28)	(22,232)
Options outstanding end of period	215	$132,135

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	300	189,210
Options covered	(80)	(49,251)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	220	$139,959

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

WP International Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	482	301,529
Options covered	(90)	(218,062)
Options exercised	-	-
Options expired	(28)	(22,270)
Options outstanding end of period	364	$61,197

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	300	189,398
Options covered	(80)	(49,379)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	220	$140,019

WP Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	835	359,529
Options covered	(90)	(217,891)
Options exercised	-	-
Options expired	(30)	(22,499)
Options outstanding end of period	715	$119,138

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	563	339,548
Options covered	(120)	(50,740)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	443	$288,808

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

As of August 31, 2016, the Statements of Assets and Liabilities included the following financial derivative instrument fair values:

WP Smaller Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$3,190	$3,190
Total Assets	$3,190	$3,190

Liabilities	Equity Contracts	Total
Call options written, at value	$177,816	$177,816
Put options written, at value	145,820	145,820
Total Liabilities	$323,636	$323,636

WP International Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$3,190	$3,190
Total Assets	$3,190	$3,190

Liabilities	Equity Contracts	Total
Call options written, at value	$56,047	$56,047
Put options written, at value	145,820	145,820
Total Liabilities	$201,867	$201,867

WP Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$4,640	$4,640
Total Assets	$4,640	$4,640

Liabilities	Equity Contracts	Interest Rate Contracts	Total
Call options written, at value	$30,900	$147,083	$177,983
Put options written, at value	213,720	40,406	254,126
Total Liabilities	$244,620	$187,489	$432,109

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

For the period since inception from December 16, 2015 through August 31, 2016 for the WP Income Plus Fund and from January 4, 2016 through August 31, 2016 for the WP Smaller Companies Income Plus Fund and WP International Companies Income Plus Fund, financial derivative instruments had the following effect on the Statements of Operations:

WP Smaller Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(3,310)	$(3,310)
Call options written	(45,681)	(45,681)
Put option written	(5,861)	(5,861)
	$(54,852)	$(54,852)

Net realized loss on:	Equity Contracts	Total
Call options purchased	$(16,982)	$(16,982)
Put options purchased	(8,795)	(8,795)
Call options written	(62,957)	(62,957)
Put option written	25,039	25,039
	$(63,695)	$(63,695)

WP International Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(3,311)	$(3,311)
Call options written	5,151	5,151
Put option written	(5,801)	(5,801)
	$(3,961)	$(3,961)

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(16,982)	$(16,982)
Put options purchased	(8,840)	(8,840)
Call options written	(26,427)	(26,427)
Put option written	25,166	25,166
	$(27,083)	$(27,083)

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

WP Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(4,144)	$(4,144)
Call options written	(58,845)	(58,845)
Put option written	34,683	34,683
	$(28,306)	$(28,306)

Net realized loss on:	Equity Contracts	Total
Call options purchased	$(16,982)	$(16,982)
Put options purchased	(8,824)	(8,824)
Call options written	(26,335)	(26,335)
Put option written	26,352	26,352
	$(25,789)	$(25,789)

The following tables present the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2016.

WP Smaller Companies Income Plus Fund

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$323,636	(1)	$323,636	(2)	$-	$-
Total	$323,636	(1)	$323,636	(2)	$-	$-

WP International Companies Income Plus Fund

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$201,867	(1)	$201,867	(2)	$-	$-
Total	$201,867	(1)	$201,867	(2)	$-	$-

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

WP Income Plus Fund

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$432,109	(1)	$432,109	(2)	$-	$-
Total	$432,109	(1)	$432,109	(2)	$-	$-

(1)	Written options at value as presented in the Schedules of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments August 31, 2016 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$1,968,301	$389,186	$(61,706)	$327,480
WP International Companies Income Plus Fund	2,211,123	153,020	(21,286)	131,734
WP Income Plus Fund	6,264,620	370,966	(73,190)	297,776

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	October 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	October 28, 2016